Debt (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 19, 2015 USD ($)	Mar. 31, 2015 USD ($) item	Sep. 30, 2014 USD ($) letter	Sep. 30, 2013 USD ($)
Debt
Unsecured long-term debt		$ 580,000	$ 80,000	$ 195,000
Less long-term debt due within one year		(40,000)	(40,000)	(115,000)
Long-term debt		540,000	40,000	80,000
Unamortized discount and debt issuance costs		7,885	863	1,263
Less unamortized debt issuance costs		(793)	(365)	(400)
Unamortized discount and debt issuance costs, noncurrent		7,092	$ 498	863
Proceeds from senior notes, net of discount		$ 492,791
Issued to support international operations
Debt
Number of letters of credit outstanding		2	2
Letters of credit outstanding/issued		$ 12,000	$ 12,000
Unsecured revolving credit facility issued May 25, 2012
Debt
Unamortized discount and debt issuance costs		471	581
Unsecured revolving credit facility mature May 25, 2017
Debt
Unamortized discount and debt issuance costs			581	$ 800
Borrowing amount		$ 300,000	$ 300,000
Commitment fee (as a percent)		0.15%	0.15%
Borrowing amount outstanding		$ 0	$ 0
Available borrowing capacity excluding letters of credit transaction		$ 251,800	$ 265,800
Unsecured revolving credit facility mature May 25, 2017 | Maximum
Debt
Funded leverage ratio (as a percent)		50.00%	50.00%
Commitment fee (as a percent)		0.35%	0.35%
Unsecured revolving credit facility mature May 25, 2017 | Minimum
Debt
Interest coverage ratio		3.00	3.00
Commitment fee (as a percent)		0.15%	0.15%
Unsecured revolving credit facility mature May 25, 2017 | London Interbank Offered Rate (LIBOR)
Debt
LIBOR spread on borrowings (as a percent)		1.125%	1.125%
Unsecured revolving credit facility mature May 25, 2017 | London Interbank Offered Rate (LIBOR) | Maximum
Debt
LIBOR spread on borrowings (as a percent)		1.75%	1.75%
Unsecured revolving credit facility mature May 25, 2017 | London Interbank Offered Rate (LIBOR) | Minimum
Debt
LIBOR spread on borrowings (as a percent)		1.125%	1.125%
Unsecured revolving credit facility mature May 25, 2017 | Letter of credit
Debt
Available borrowing capacity to use for letters of credit		$ 100,000	$ 100,000
Number of letters of credit outstanding		3	3
Letters of credit outstanding/issued		$ 48,200	$ 34,200
Unsecured revolving credit facility mature May 25, 2017 | Letter of credit supporting an overdraft facility
Debt
Number of letters of credit outstanding with overdraft facility | item		1
Letters of credit outstanding/issued		$ 21,000
Annual interest rate on line of credit overdraft facility		30.00%
Unsecured Line of Credit in international location
Debt
Long-term debt stated interest rate percentage		7.00%
Available borrowing capacity to use for letters of credit		$ 9,500
Borrowing amount outstanding		0
Unsecured Line of Credit in international location | Working capital
Debt
Available borrowing capacity to use for letters of credit		7,000
Unsecured Line of Credit in international location | Bank guarantees
Debt
Available borrowing capacity to use for letters of credit		2,500
Unsecured senior notes issued July 21, 2009
Debt
Unsecured long-term debt		$ 80,000	$ 80,000
Long-term debt stated interest rate percentage		6.10%	6.10%
Annual principal repayments		$ 40,000	$ 40,000
Unsecured senior notes issued July 21, 2009 | Maximum
Debt
Funded leverage ratio (as a percent)		55.00%	55.00%
Unsecured senior notes issued July 21, 2009 | Minimum
Debt
Interest coverage ratio		2.50	2.50
Due July 21, 2015
Debt
Unsecured long-term debt		$ 40,000	$ 40,000
Unamortized discount and debt issuance costs		112	141
Due July 21, 2016
Debt
Unsecured long-term debt		40,000	40,000
Unamortized discount and debt issuance costs		113	$ 141
Unsecured senior notes issued March 19, 2015
Debt
Unsecured long-term debt		500,000
Unamortized discount and debt issuance costs		$ 7,189
Long-term debt stated interest rate percentage	4.65%
Debt issued	$ 500,000
Term of debt	10 years
Proceeds from senior notes, net of discount	$ 492,800